financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Total financial assets	$ 3,158		$ 3,355
Receivable account balances - Current	2,550		2,725
Receivable account balances - Non-current	608		630
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Total financial assets	3,297		3,489
Receivable account balances - Current	2,676		2,844
Receivable account balances - Non-current	621		645
Allowance for doubtful accounts
Credit risk
Total financial assets	(139)	$ (139)	(134)	$ (120)	$ (121)	$ (117)
Receivable account balances - Current	(126)		(119)
Receivable account balances - Non-current	(13)		(15)
Less than 30 days past billing date
Credit risk
Total financial assets	1,027		955
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	1,048		975
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(21)		(20)
30-60 days past billing date
Credit risk
Total financial assets	296		486
30-60 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	314		504
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(18)		(18)
61-90 days past billing date
Credit risk
Total financial assets	115		127
61-90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	136		147
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(21)		(20)
More than 90 days past billing date
Credit risk
Total financial assets	178		160
More than 90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	223		202
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(45)		(42)
Unbilled customer finance receivables
Credit risk
Total financial assets	1,542		1,627
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Total financial assets	1,576		1,661
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Total financial assets	$ (34)		$ (34)